Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Cash and Cash Equivalents and Short Term Bank Deposits

	$ million
	Dec 31, 2017	Dec 31, 2016
Cash	4,672	3,426
Short-term bank deposits	3,996	4,084
Money market funds, reverse repos and other cash equivalents	11,644	11,620
Total	20,312	19,130